Related Party Transactions and Balances - Summary of Significant Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts receivable, current	$ 286,344	$ 300,887
Accrued expenses, current	152,706	156,595
Deferred revenue, current	11,265	12,211	$ 27,049
Related Party [Member]
Related Party Transaction [Line Items]
Interest receivable, current	1,003	538
Accounts receivable, current	21,515	10,893
Accrued expenses, current	1,157	0
Deferred revenue, current	197	0
Due from loan receivable	$ 34,014	$ 33,612